UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)

(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant's telephone number, including area code: (800) 746-33212

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

&

Croft Income Fund

SEMI-ANNUAL REPORT

October 31, 2010

(Unaudited)

Croft Value Fund

Graphical Illustration

October 31, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Croft Income Fund

Graphical Illustration

October 31, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the investment grade as a percentage of the portfolio of investments.

	Croft Value Fund
	Schedule of Investments
	October 31, 2010 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 92.12%

Agricultural - 1.82%
51,404	Monsanto Company	$ 3,054,426
20,740	Potash Corp. of Saskatchewan, Inc.	3,009,167
		6,063,593
Banks, S&L's and Brokers - 2.19%
368,416	Bank of America Corp.	4,217,995
124,033	Bank of New York Mellon Corp.	3,108,267
		7,326,262
Building & Construction - 2.47%
46,580	Jacobs Engineering Group, Inc. *	1,798,454
32,316	Fluor Corp.	1,557,308
209,038	Foster Wheeler Ltd. *	4,899,851
		8,255,613
Business Services - 0.41%
120,239	Convergys Corp. *	1,363,510

Capital Equipment - 6.95%
80,919	Baldor Electric Co.	3,400,216
56,516	Caterpillar, Inc.	4,442,157
89,185	Deere & Co.	6,849,408
34,387	Flowserve Corp.	3,438,700
67,961	United Technologies Corp.	5,081,444
		23,211,925
Chemicals - 1.22%
86,385	E.I. du Pont de Nemours & Co.	4,084,283

Consumer Non-Durables - 4.03%
124,231	Philip Morris International, Inc.	7,268,756
97,291	Procter & Gamble Co.	6,184,789
		13,453,545

Energy - 0.65%
126,997	Geo Resources, Inc. *	2,184,348

Financial Services - 3.72%
816,846	Citigroup, Inc. *	3,406,248
318,711	Invesco Ltd. ADR	7,330,353
31,253	PNC Financial Services Group	1,684,537
		12,421,138
Forest Products - 3.86%
38,974	Potlatch Corp.	1,327,065
62,663	Plum Creek Timber Co., Inc.	2,308,505
570,558	Weyerhaeuser Co.	9,254,451
		12,890,021
Gas & Gas Transmission - 1.11%
172,442	Williams Companies, Inc.	3,709,227

Healthcare - 4.86%
43,237	Aetna, Inc. *	1,291,057
46,829	Baxter International, Inc.	2,385,001
45,814	Becton Dickinson & Co.	3,459,873
25,205	CVS Caremark Corp.	759,426
26,598	Edwards Lifesciences Corp. *	1,699,878
113,473	Qiagen N.V. *	2,135,562
52,673	Stryker Corp.	2,606,787
52,354	Unitedhealth Group, Inc.	1,887,362
		16,224,946
Industrial Goods - 2.76%
160,124	ABB Ltd. ADR	3,312,966
54,034	Allegheny Technologies, Inc.	2,847,051
38,649	Valmont Industries, Inc.	3,047,473
		9,207,490
Insurance Agents & Brokers - 0.93%
123,750	Marsh & McLennan Companies, Inc.	3,091,275

International Oil & Gas - 4.37%
13,895	Chevron Corp.	1,147,727
43,999	Crescent Point Energy Corp.	1,740,657
65,946	Nexen, Inc.	1,403,990
258,856	Petrobank Energy & Resources Ltd. *	10,288,842
		14,581,216

Life Insurance - 3.22%
156,987	MetLife, Inc. *	6,331,286
84,203	Prudential Financial, Inc. *	4,427,394
		10,758,680
Media & Entertainment - 1.19%
91,239	DirecTV Group, Inc. - Class A *	3,964,335

Metals & Mining - 4.22%
29,130	BHP Billiton Ltd. ADR	2,405,410
62,127	Freeport McMoran Copper & Gold, Inc.	5,889,329
237,850	Quadra Mining Ltd. *	3,353,937
84,794	Silver Wheaton Corp. *	2,437,827
		14,086,503
Multi-Industry - 6.39%
255,426	General Electric Co.	4,091,925
114,541	Honeywell International, Inc.	5,396,027
114,961	ITT Corp.	5,425,010
167,839	Tyco International, Inc.	6,424,877
		21,337,839
Natural Gas - 2.94%
66,193	Atlas Energy, Inc. *	1,929,526
102,410	Southwestern Energy Co. *	3,465,554
32,000	QEP Resources, Inc.	1,056,960
81,545	Ultra Petroleum Corp. *	3,355,577
		9,807,617
Oil - 2.49%
162,495	Brigham Exploration Co. *	3,428,644
47,034	Hess Corporation	2,964,553
34,319	Petroleum Development Corp. *	1,072,812
55,239	Venoco, Inc. *	855,100
		8,321,109
Pharmaceuticals - 6.44%
21,861	Cephalon, Inc. *	1,452,445
96,630	ICON PLC. ADR *	1,869,790
81,080	Johnson & Johnson	5,168,039
132,548	Merck & Co., Inc.	4,812,818
301,744	Pfizer, Inc.	5,254,872
114,174	Pharmaceutical Product Development, Inc.	2,946,831
		21,504,795

Property & Casualty Insurance - 3.73%
151,674	Allstate Corp.	4,624,540
131,527	Ace Ltd.	7,815,334
		12,439,874
Real Estate - 0.94%
170,525	CB Richard Ellis Group, Inc. - Class A *	3,129,134

Retail Stores - 3.10%
59,613	Best Buy Company, Inc.	2,562,167
132,878	Collective Brands, Inc. *	2,037,020
268,822	Lowes Companies, Inc.	5,736,661
		10,335,848
Specialty Chemicals - 4.89%
40,973	3M Co.	3,450,746
44,018	Albemarle Corp.	2,206,622
99,181	FMC Corp.	7,250,131
121,686	Nalco Chemical Co.	3,429,111
		16,336,610
Technology - 5.02%
103,076	Altera Corp.	3,220,094
6,215	Apple Computer Inc. *	1,870,591
152,441	Applied Materials, Inc.	1,882,646
268,846	Cisco Systems, Inc. *	6,145,820
110,653	Corning, Inc.	2,022,737
38,503	Hewlett-Packard Co.	1,618,666
		16,760,554
Telecommunications - 2.84%
236,268	General Cable Corp. *	6,601,328
63,829	Qualcomm Inc.	2,882,518
		9,483,846
Transportation - 1.77%
19,823	Canadian National Railway Co.	1,284,134
75,237	Norfolk Southern Corp.	4,626,323
		5,910,457
Utilities - 1.59%
57,386	NextEra Energy, Inc.	3,158,525
45,032	PG&E Corp.	2,153,430
		5,311,955

TOTAL FOR COMMON STOCKS (Cost $289,306,746) - 92.12%		$ 307,557,548

U.S. Government Obligations - 5.02%
11,000,000	U.S. Treasury Notes, 0.875%, 2/28/2011	$ 11,025,355
700,000	U.S. Treasury Notes, 0.875%, 3/31/2011	701,996
2,000,000	U.S. Treasury Notes, 0.875%, 5/31/2011	2,007,968
3,000,000	U.S. Treasury Notes, 0.875%, 2/29/2012	3,024,030

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $16,732,589) - 5.02%		$ 16,759,349

SHORT TERM INVESTMENTS - 3.14%
10,495,588	AIM Short-term Investment Company Prime Portfolio 0.15% **	10,495,588

TOTAL FOR SHORT TERM INVESTMENTS (Cost $10,495,588) - 3.14%		$ 10,495,588

TOTAL INVESTMENTS (Cost $316,534,923) - 100.28%		$ 334,812,485

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.28)%		(945,866)

NET ASSETS - 100.00%		$ 333,866,619

* Non-income producing securities during the period.
ADR - American Depositary Receipt
** Variable rate security; the coupon rate shown represents the yield at October 31, 2010.
The accompanying notes are an integral part of these financial statements.

	Croft Income Fund
	Schedule of Investments
	October 31, 2010 (Unaudited)

Shares/Principal		Fair Value

CLOSED END MUTUAL FUNDS - 2.10%

Taxable Bond Funds - 2.10%
6,200	Alliance Bernstein Global High Income Fund *	$ 94,550
9,600	Templeton Emerging Markets Income Fund *	162,432
4,500	Western Asset Worldwide Income Fund *	64,575
		321,557

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.10%		$ 321,557

CORPORATE BONDS - 80.54%

Accident & Health Insurance - 0.15%
22,000	Unumprovident Corp., 7.625%, 3/1/11	$ 22,434

Building Materials & Housing - 2.92%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	127,685
300,000	Weyerhaeuser Co., 6.750%, 3/15/12	319,588
		447,273
Business Equipment - 3.61%
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	213,955
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	52,109
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	164,806
105,000	United Technology Corp., 5.375%, 12/15/17	122,847
		553,717
Business Services - 1.12%
145,000	United Parcel Services, 5.500%, 1/15/18	171,860

Cable TV & Cellular Telephone - 0.76%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	116,564

Capital Goods - 1.72%
150,000	Caterpillar, Inc., 7.000%, 12/15/13	178,239
75,000	General Dynamics Corp., 5.250%, 2/1/14	84,868
		263,107
Chemicals - 4.79%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	89,776
150,000	Dupont EI De Nemours, 6.000% 7/15/18	179,670
180,000	Huntsman International, LLC, 7.875%, 11/15/14	188,100
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	31,367
220,000	Lyondell Chemical Co., 11.000%, 5/1/18	246,400
		735,313
Education - 0.30%
40,000	Duke University, 5.150%, 4/1/19	45,997

Electric & Gas Utilities - 4.60%
125,000	American Electric Power Corp., 5.250%, 6/1/15	141,502
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	108,806
160,000	Duke Energy Corp., 6.300%, 2/1/14	183,394
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	68,738
185,000	Exelon Corp., 4.900%, 6/15/15	203,800
		706,240
Electronic Instruments and Controls - 0.72%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	45,598
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	65,003
		110,601
Energy and Energy Services - 11.06%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	136,493
150,000	Atlas Energy, Inc., 10.750%, 2/1/18	168,750
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	129,343
30,000	Baker Hughes, Inc., 6.500%, 11/15/13	34,800
150,000	Baldor Electric Co., 8.625%, 2/15/17	160,125
30,000	Conocophillips Corp., 4.750%, 2/1/14	33,409
100,000	Conocophillips Corp., 5.200%, 5/15/18	115,543
65,000	Global Marine, Inc., 7.000%, 6/1/28	67,353
135,000	Occidental Petroleum, 6.750%, 1/15/12	144,422
100,000	Shell International Finance BV, 4.000%, 3/21/14	108,970
185,000	Sunoco, Inc., 4.875%, 10/15/14	195,618
150,000	Tesoro Corp., 6.625%, 11/1/15	151,500
60,000	Tosco Corp., 7.800%, 1/1/27	74,792
105,000	Weatherford International, Inc., 5.950%, 6/15/12	112,437
60,000	Weatherford International, Inc., 6.625%, 11/15/11	62,991
		1,696,546

Environmental Service/Pollution Control - 0.33%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	51,177

Financial Services - 12.04%
145,000	Allstate Corp., 6.200%, 5/16/14	169,009
130,000	American Express Credit Co., 5.125%, 8/25/14	143,506
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	176,679
100,000	Charles Schwab Corp., 4.950%, 6/1/14	111,612
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	70,954
200,000	CIGNA Corp., 6.375%, 10/15/11	210,093
150,000	Ford Motor Credit Co., LLC, 7.500%, 8/1/12	161,072
55,000	General Electric Capital Corp., 3.000%, 12/9/11	56,598
55,000	Goldman Sachs Group, 3.250%, 6/15/12	57,534
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	56,627
120,000	Marsh & McLennan Co., 5.750%, 9/15/15	133,684
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	153,763
70,000	Merrill Lynch & Co., 6.150%, 4/25/13	75,871
55,000	Wells Fargo & Co., 3.000%, 12/9/11	56,629
90,000	Wells Fargo & Co., 5.125%, 9/1/12	95,941
110,000	Wells Fargo & Co., 4.375%, 1/31/13	117,544
		1,847,116
Food & Drug Producers - 4.20%
100,000	Archer-Daniels Midland Co., 5.450%, 3/15/18	116,185
70,000	Bunge, Ltd., 5.350%, 4/15/14	75,136
100,000	Glaxosmithkline PLC., 4.375%, 4/15/14	110,543
160,000	Pepsico, Inc., 7.900%, 11/1/18	214,529
110,000	Pfizer, Inc., 5.350%, 3/15/15	127,581
		643,974
Gas & Gas Transmission - 2.27%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	82,671
150,000	Sonat, Inc., 7.625%, 7/15/2011	155,508
100,000	Panhandle Eastern Pipeline., 6.050%, 8/15/2013	109,616
		347,795
Home Improvement Stores - 0.20%
30,000	Home Depot, Inc., 5.200%, 3/1/11	30,462
The accompanying notes are an integral part of these financial statements.

Home Lawn & Garden Equipment - 0.67%
100,000	Toro Company Debentures, 7.800%, 6/15/27	102,810

Industrial Goods - 6.70%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	79,182
136,000	General Electric Co., 5.250%, 12/6/17	153,118
90,000	Honeywell International, Inc., 4.250%, 3/1/13	97,392
115,000	Johnson Controls, Inc., 7.700%, 3/1/15	138,071
235,000	Nalco Company., 8.875%, 11/15/13	239,700
160,000	Tyco International, Ltd., 6.750%, 2/15/11	162,867
150,000	Xerox Corp., 6.875%, 8/15/11	156,870
		1,027,200
International Gas & Oil - 1.25%
175,000	Nexen, Inc., 5.050%. 11/20/13	192,046

Life Insurance - 2.44%
40,000	Prudential Financial, Inc., 3.625%, 9/17/12	41,586
160,000	Prudential Financial, Inc., 4.500%, 7/15/13	170,860
160,000	United Health Group, Inc., 5.250%, 3/15/11	162,546
		374,992
Media & Entertainment - 3.37%
150,000	Liberty Media, Corp., 5.700%, 5/15/13	154,313
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	231,282
110,000	Washington Post Co., 7.250%, 2/1/19	130,717
		516,312
Metal & Mining - 4.21%
127,000	Arch Western Finance, 6.75%, 7/1/13	128,270
165,000	BHP Finance USA, 5.500%, 4/1/14	186,853
75,000	Freeport McMoran, 8.375%, 4/1/17	84,844
100,000	Nucor Corp., 5.750%, 12/1/17	117,892
125,000	U.S. Steel Corp., 7.000%, 2/1/18	127,813
		645,672

Miscellaneous Consumer Goods & Services - 1.33%
90,000	Brown-Forman Corp., 5.000%, 2/1/14	99,066
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	104,648
		203,714
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.80%
150,000	Albemarle Corp., 5.100%, 2/1/15	165,416
100,000	Potash Corp. of Saskathewan, 5.250%, 5/15/14	110,557
		275,973
Printing & Publishing - 1.34%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	204,970

Retail Stores - 1.55%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	42,025
70,000	Auto Zone, Inc., 6.950%, 6/15/16	84,276
90,000	Staples, Inc., 9.750%, 1/15/14	111,480
		237,781
Steel & Iron - 1.24%
185,000	Carpenter Technology, 7.625%, 8/15/11	190,197

Telephones & Communications - 2.73%
186,000	AT&T Corp. Liberty Media, LLC., 8.250%, 2/1/30	186,233
75,000	AT&T Corp., 4.850%, 2/15/14	83,141
150,000	Anixter, Inc., 5.950%, 3/1/15	149,250
		418,624
Technology - 1.12%
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	171,688

TOTAL FOR CORPORATE BONDS (Cost $11,147,407) - 80.54%		$ 12,352,155

CONVERTIBLE BONDS - 1.64%
150,000	General Cable Corp., 0.875%, 11/15/13	$ 136,875
130,000	General Cable Corp., 1.000%, 10/15/12	115,863
		252,738

TOTAL FOR CONVERTIBLE BONDS (Cost $235,264) - 1.64%		$ 252,738

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 10.03%
125,000	Federal Farm Credit Bank, 5.410%, 11/7/16	$ 131,133
400,000	U.S. Treasury Notes, 0.875%, 1/31/2012	402,984
1,000,000	U.S. Treasury Notes, 0.875%, 5/31/11	1,003,984
		1,538,101

TOTAL FOR U.S. GOVERNMENT AGENCES AND OBLIGATIONS (Cost $1,529,477) - 10.03%		$ 1,538,101

MUNICIPAL BONDS - 0.74%
105,000	State of California Taxable Build Am, 5.450%, 4/1/15	112,793

TOTAL FOR MUNICIPAL BONDS (Cost $108,050) - 0.74%		$ 112,793

SHORT TERM INVESTMENTS - 4.52%
693,265	AIM Short-term Investment Company Prime Portfolio 0.15% **	693,265

TOTAL FOR SHORT TERM INVESTMENTS (Cost $693,265) - 4.52%		$ 693,265

TOTAL INVESTMENTS (Cost $13,940,990) - 99.57%		$ 15,270,609

OTHER ASSETS LESS LIABILITIES - 0.43%		66,419

NET ASSETS - 100.00%		$ 15,337,028

* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at October 31, 2010.
The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Assets and Liabilities
October 31, 2010 (Unaudited)

Assets:	Value Fund	Income Fund
Investments in Securities, at Fair Value
(Cost $316,534,923 and $13,940,990, respectively)	$ 334,812,485	$ 15,270,609
Dividends and Interest Receivable	261,319	203,635
Prepaid Expenses	111,428	23,112
Total Assets	335,185,232	15,497,356
Liabilities:
Payables:
Accrued Management Fees	246,836	1,662
Distribution Fees Payable to the Advisor	65,648	3,817
Other Accrued Expenses	8,329	17,511
Distributions Payable	-	137,338
Securities Purchased	997,800	-
Total Liabilities	1,318,613	160,328
Net Assets	$ 333,866,619	$ 15,337,028

Net Assets Consist of:
Paid In Capital	$ 320,879,774	$ 14,758,717
Accumulated Undistributed Net Investment Income	4,296,387	26,409
Accumulated Realized Loss on Investments	(9,587,104)	(777,717)
Unrealized Appreciation in Value of Investments	18,277,562	1,329,619
Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft
Funds Corporation, which includes the Value Fund and the
Income Fund), for 15,447,503 and 1,522,597 Shares Outstanding.	$ 333,866,619	$ 15,337,028

Net Asset Value and Offering Price Per Share	$ 21.61	$ 10.07

Short-term Redemption Price Per Share ($21.61 x 0.98 and $10.07 x 0.98) *	$ 21.18	$ 9.87

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

Croft Funds
Statements of Operations
For the six months ended October 31, 2010 (Unaudited)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign witholding taxes of $14,405 and $0, respectively)	$ 6,184,927	$ 10,568
Interest	47,028	362,418
Total Investment Income	6,231,955	372,986

Expenses:
Advisory Fees	1,434,277	59,643
Distribution Fees	381,456	18,875
Transfer Agent and Fund Accounting Fees	34,871	15,945
Custody Fees	24,198	2,533
Registration Fees	10,165	10,165
Audit Fees	7,329	6,483
Insurance Fees	6,483	6,483
Legal Fees	10,616	10,616
Miscellaneous Fees	20,353	997
Printing and Mailing Fees	5,309	910
Director Fees	511	336
Total Expenses	1,935,568	132,986
Fees Waived by the Advisor	-	(49,939)
Net Expenses	1,935,568	83,047

Net Investment Income	4,296,387	289,939

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	1,873,940	39,878
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(8,918,978)	265,036
Net Realized and Unrealized Gain/(Loss) on Investments	(7,045,038)	304,914

Net Increase/(Decrease) in Net Assets Resulting from Operations	$ (2,748,651)	$ 594,853

The accompanying notes are an integral part of these financial statements.

Croft Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the Year
	Months Ended	Ended
	10/31/2010	4/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 4,296,387	$ 27,314
Net Realized Gain (Loss) on Investments	1,873,940	(222,137)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(8,918,978)	45,120,705
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,748,651)	44,925,882

Distributions to Shareholders from:
Net Investment Income	-	(164,140)
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	(164,140)

Capital Share Transactions:
Proceeds from Sale of Shares	61,625,361	231,794,739
Proceeds from Shares Issued from Transfers In-Kind	-	1,830,113
Shares Issued on Reinvestment of Dividends	-	162,811
Cost of Shares Redeemed	(38,297,404)	(34,678,974)
Net Increase from Shareholder Activity	23,327,957	199,108,689

Net Assets:
Net Increase in Net Assets	20,579,306	243,870,431
Beginning of Period	313,287,313	69,416,882
End of Period (Including Accumulated Undistributed Net
Investment Income of $4,296,387 and $0, respectively)	$ 333,866,619	$ 313,287,313

Share Transactions:
Shares Sold	3,029,605	11,529,098
Shares Issued from Transfers In-Kind	-	91,827
Shares Issued on Reinvestment of Dividends	-	7,977
Shares Redeemed	(1,906,261)	(1,825,935)
Net Increase in Shares	1,123,344	9,802,967
Outstanding at Beginning of Period	14,324,159	4,521,192
Outstanding at End of Period	15,447,503	14,324,159

The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the Year
	Months Ended	Ended
	10/31/2010	4/30/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 289,939	$ 522,009
Net Realized Gain (Loss) on Investments	39,878	48,045
Net Change in Unrealized Appreciation on Investments	265,036	1,053,926
Net Increase in Net Assets Resulting from Operations	594,853	1,623,980

Distributions to Shareholders:
Net Investment Income	(289,083)	(527,064)
Net Change in Net Assets from Distributions	(289,083)	(527,064)

Capital Share Transactions:
Proceeds from Sale of Shares	472,288	5,580,012
Shares Issued on Reinvestment of Dividends	136,484	463,594
Cost of Shares Redeemed	(582,819)	(2,730,005)
Net Increase from Shareholder Activity	25,953	3,313,601

Net Assets:
Net Increase in Net Assets	331,723	4,410,517
Beginning of Period	15,005,305	10,594,788
End of Period (Including Accumulated Undistributed Net
Investment Income of $26,409 and $25,553, respectively)	$ 15,337,028	$ 15,005,305

Share Transactions:
Shares Sold	47,327	575,052
Shares Issued on Reinvestment of Dividends	13,689	47,875
Shares Redeemed	(58,620)	(282,008)
Net Increase in Shares	2,396	340,919
Outstanding at Beginning of Period	1,520,201	1,179,282
Outstanding at End of Period	1,522,597	1,520,201

The accompanying notes are an integral part of these financial statements.

Croft Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	10/31/2010		4/30/2010		4/30/2009		4/30/2008	4/30/2007	4/30/2006

Net Asset Value, at Beginning of Period	$ 21.87		$ 15.35		$ 25.17		$ 24.27	$ 21.94	$ 18.57

Income (Loss) From Investment Operations:
Net Investment Income *	0.29		-	**	0.06		0.08	0.13	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.55)		6.54		(9.72)		1.72	3.27	4.80
Total from Investment Operations	(0.26)		6.54		(9.66)		1.80	3.40	4.83

Distributions:
Net Investment Income	-		(0.02)		(0.06)		(0.08)	(0.11)	(0.06)
Realized Gains	-		-		(0.10)		(0.82)	(0.96)	(1.40)
Total from Distributions	-		(0.02)		(0.16)		(0.90)	(1.07)	(1.46)

Proceeds from Redemption Fees	-	**	-	**	-	**	-	-	-

Net Asset Value, at End of Period	$ 21.61		$ 21.87		$ 15.35		$ 25.17	$ 24.27	$ 21.94

Total Return ***	(1.19)%		42.63%		(38.35)%		7.28%	15.86%	26.77%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 333,867		$ 313,287		$ 69,417		$ 61,381	$ 21,969	$ 11,024
Before Waivers
Ratio of Expenses to Average Net Assets	1.25%	†	1.32%		1.46%		1.57%	1.66%	1.76%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.78%	†	0.02%		0.33%		0.22%	0.43%	(0.12)%
After Waivers
Ratio of Expenses to Average Net Assets	1.25%	†	1.32%		1.46%		1.48%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	2.78%	†	0.02%		0.33%		0.31%	0.59%	0.13%
Portfolio Turnover	5.84%		10.72%		15.49%		24.20%	19.46%	21.97%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
† Annualized

The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	10/31/2010		4/30/2010		4/30/2009	4/30/2008	4/30/2007	4/30/2006

Net Asset Value, at Beginning of Period	$ 9.87		$ 8.98		$ 9.73	$ 10.07	$ 9.98	$ 10.21

Income (Loss) From Investment Operations:
Net Investment Income *	0.19		0.39		0.41	0.50	0.53	0.49
Net Gain (Loss) on Securities (Realized and Unrealized)	0.20		0.89		(0.76)	(0.34)	0.08	(0.24)
Total from Investment Operations	0.39		1.28		(0.35)	0.16	0.61	0.25

Distributions:
Net Investment Income	(0.19)		(0.39)		(0.40)	(0.50)	(0.52)	(0.48)
Realized Gains	-		-		-	-	-	-
Total from Distributions	(0.19)		(0.39)		(0.40)	(0.50)	(0.52)	(0.48)

Proceeds from Redemption Fees	-		-	**	-	-	-	-

Net Asset Value, at End of Period	$ 10.07		$ 9.87		$ 8.98	$ 9.73	$ 10.07	$ 9.98

Total Return ***	3.98%		14.39%		(3.58)%	1.63%	6.27%	2.43%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,337		$ 15,005		$ 10,595	$ 10,451	$ 11,021	$ 10,040
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.74%	†	1.94%		2.04%	1.97%	1.66%	1.67%
Ratio of Net Investment Income to Average Net Assets	3.14%	†	3.24%		3.50%	4.17%	4.71%	4.28%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%	†	1.10%		1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	3.80%	†	4.09%		4.43%	5.04%	5.27%	4.85%
Portfolio Turnover	13.70%		12.73%		16.70%	5.03%	15.04%	14.61%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
† Annualized

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2010 (UNAUDITED)

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund”) were organized as managed portfolios of the Croft Funds Corporation (the “Corporation”) under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (“the Act”), as diversified, open-end investment companies. The Funds commenced operations on May 4, 1995. The Value Fund’s investment objective is growth of capital.  It invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended October 31, 2010, management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of and during the six months ended October 31, 2010, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Note 3. Security Valuations – As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized as level 3.

Money market mutual funds, are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as level 1 of the value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds, municipal bonds, convertible bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized as level 3 securities.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as level 2.

The following table summarizes the inputs used to value the Value Fund’s investments measured at fair value as of October 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$307,557,548	$0	$0	$307,557,548
U.S. Government Obligations	0	16,759,349	0	16,759,349
Money Market Fund	10,495,588	0	0	10,495,588
Total	$318,053,136	$16,759,349	$0	$334,812,485

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of October 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$321,557	$0	$0	$321,557
Corporate Bonds	0	12,352,155	0	12,352,155
Municipal Bonds	0	112,793	0	112,793
Convertible Bonds	0	252,738	0	252,738
U.S. Government Obligations	0	1,538,101	0	1,538,101
Money Market Fund	693,265	0	0	693,265
Total	$1,014,822	$14,255,787	$0	$15,270,609

Neither Fund held any level 3 assets during the six months ended October 31, 2010. For more detail on the investments, please refer to the Schedules of Investments. The Funds did not hold any derivative instruments at any time during the period.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain the Advisor as their investment advisor.  Under the terms of the management agreement, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, will make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the six months ended October 31, 2010, the Advisor earned fees from the Value Fund of $1,434,277. Through August 30, 2011, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund to limit the overall expense ratio to 1.47% (excluding brokerage commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s average net assets. The Advisor was not required to waive or reimburse fees for the six months ended October 31, 2010.  At October 31, 2010, the Value Fund owed the Advisor $246,836.

For the six months ended October 31, 2010, the Advisor earned fees from the Income Fund of $59,643 before the waiver/reimbursement described below.  Through August 30, 2011, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Income Fund to limit the overall expense ratio to 1.10% (excluding brokerage commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets.  The Advisor waived fees in the amount of $49,939 for the six months ended October 31, 2010. At October 31, 2010 the Income Fund owed the Advisor $1,662.

Pursuant to a plan of distribution, the Funds may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2010, the Value Fund and the Income Fund incurred distribution fees of $381,456 and $18,875, respectively. At October 31, 2010, the Value Fund and Income Fund owed the Advisor $65,648 and $3,817, respectively.

A director and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $2,500 plus expenses for services related to the Corporation.

Note 5. Capital Share Transactions

At October 31, 2010, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund and the Income Fund), and paid in capital amounted to $320,879,774 for the Value Fund and $14,758,717 for the Income Fund.

Note 6. Investments

Value Fund

For the six months ended October 31, 2010, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $53,011,450 and $14,934,810, respectively. For the six months ended October 31, 2010, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $10,042,813 and $0 respectively. For federal income tax purposes, as of October 31, 2010, the gross unrealized appreciation for all securities totaled $41,182,865 and the gross unrealized depreciation for all securities totaled $22,905,303, for a net unrealized appreciation of $18,277,562.  The aggregate cost of securities for federal income tax purposes at October 31, 2010, was $316,534,923.

Income Fund

For the six months ended October 31, 2010, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $1,272,790 and $976,844, respectively.  For the six months ended October 31, 2010, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $1,004,531 and $0, respectively.  For federal income tax purposes, as of October 31, 2010, the gross unrealized appreciation for all securities totaled $1,355,957 and the gross unrealized depreciation for all securities totaled $26,338, for a net unrealized appreciation of $1,329,619.  The aggregate cost of securities for federal income tax purposes at October 31, 2010, was $13,940,990.

Note 7. Distributions to Shareholders

VALUE FUND

The Value Fund makes distributions annually. During the six months ended October 31, 2010, no distributions were declared and paid from net investment income and capital gains.

The tax character of distributions paid during the six months ended October 31, 2010, and the fiscal year ended April 30, 2010 were as follows:

    For the six months ended              Fiscal year ended

Distributions paid from:                                 10/31/2010                          4/30/2010

Ordinary Income                                              $           0                            $164,140

                                                                         $            0                            $164,140

As of the last fiscal year ended April 30, 2010, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                 $                 0

Capital Loss Carryforward                         (10,171,705)

Unrealized Appreciation/(Depreciation)      25,907,201

                                                                    $15,735,496

INCOME FUND

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2010, distributions of $0.19 per share, or $289,083 in the aggregate, were declared and paid from net investment income.

The tax character of distributions paid during six months ended October 31, 2010, and the fiscal year ended April 30, 2010 were as follows:

     For the six months ended         Fiscal year ended

Distributions paid from:                                 10/31/2010                        4/30/2010

Ordinary Income                                              $289,083                          $527,064

                                                                         $289,083                          $527,064

As of the last fiscal year ended April 30, 2010, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                 $         25,553

Capital Loss Carryforward                                (819,932)

Unrealized Appreciation/(Depreciation)          1,074,655

                                                                    $      280,276

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of October 31, 2010, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 83% of the voting securities of the Value Fund and may be deemed to control the Value Fund.  As of October 31, 2010, SEI Private Trust Company held in omnibus accounts for the benefit of others approximately 25% of the voting securities of the Income Fund and may be deemed to control the Income Fund

Note 9. Capital Loss Carryforwards

At the last fiscal year ended April 30, 2010, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $819,932, of which $21,085 expires in 2011, $120,791 expires in 2016, $136,470 expires in 2017 and $541,586 expires in 2018. Capital loss carryforwards in the amount of $139,760 expired during the last fiscal year ended April 30, 2010.  At the last fiscal year ended April 30, 2010, the Value Fund had available for federal income tax purposes an unused capital loss carryforward of $10,171,705 which $4,448,809 expires in 2017 and $5,722,896 expires in 2018.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Note 10. Loan Agreement

The Value Fund has a $5,750,000 Loan Agreement with U.S. Bank, N.A.  Borrowings under this agreement are secured by investments held in the Value Fund’s portfolio and bear interest at the Prime Rate in effect on the day the loan is made.  As of October 31, 2010, there was no outstanding balance and there were no outstanding borrowings made during the six months then ended.

Note 11. Change of Ownership of Advisor

On May 17, 2010, the Board of Directors approved a new management agreement, which was approved by each Fund’s shareholders at a meeting on August 16, 2010.  Following shareholder approval, L. Gordon Croft redeemed his 60% voting interest in the Advisor.  As of the date of the redemption, Kent and G. Russell Croft each owned 50% of the Advisor’s outstanding voting shares.

Croft Funds Corporation
Expense Illustration
October 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Croft Funds, you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 through October 31, 2010.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2010	October 31, 2010	May 1, 2010 to October 31, 2010

Actual	$1,000.00	$988.11	$6.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Value Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2010	October 31, 2010	May 1, 2010 to October 31, 2010

Actual	$1,000.00	$1,039.84	$5.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

OCTOBER 31, 2010 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

Advisory Renewal Agreement Renewal

At a Board meeting held on May 17, 2010, the Board of Directors (the “Board”) discussed the terms of the new management agreement, and concluded that the nature and extent of services required of the Advisor were reasonable and consistent with the Board’s expectations.   The Board concluded that the Advisor has the resources to provide high quality advisory services to the Funds.  The Board then discussed various criteria in evaluating the Advisor, including performance, fees, service, the lack of excessive profitability, and the opportunities for economies of scale.

As to the investment performance of the Funds, the Board reviewed information provided in the report regarding each Fund’s performance as of April 30, 2010 for various periods since inception, as compared to each Fund’s benchmark index.  The Board also reviewed the performance of the Value Fund and the Income Fund as compared to a group of similar mutual funds (each a “Peer Group,” together, the “Peer Groups”) that includes all funds of similar strategy and size with at least a five-year track record and for which all relevant information was available on the database.  The Board noted that the Value Fund had outperformed its benchmark index, the S&P 500 Index, and the Peer Group’s average returns for the 1-, 3-, 5-year and since inception periods.   With respect to the Income Fund, the Board noted that the Fund had outperformed its benchmark index, the Barclays Capital Intermediate U.S. Government/Credit Index, for the 1-year and since inception periods, but had trailed the benchmark for the 3-, 5- and 10-year periods.  Additionally, the Board noted that the Income Fund had outperformed the Peer Group’s average returns for the 1-, 3- and 5-year periods.  It was the consensus of the Board that the Advisor had continued to perform well in the area of portfolio management for the Funds relative to their respective Peer Groups and indices.

As to the cost of the services provided by the Advisor, the Board reviewed information in the Report, including information regarding salaries, overhead and other expenses of the Advisor.  The Board reviewed the fees charged by the Advisor to each Fund as compared to the funds in each Fund’s respective Peer Group and relative to the fees charged by the Advisor to its other clients, and the Board discussed the reasonableness of the Advisor’s fees.  The Board noted that the advisory fee paid to the Advisor for each of the Funds was below the average advisory fee for each Fund’s Peer Group and in line with the Advisor’s fees for its other clients.  The Board also noted the reasonableness of the total expense ratio of each of the Funds, noting in particular that the Funds’ respective expense ratios were lower than their Peer Group averages.  The

Board also discussed the fact that the expense ratios for the Funds continue to decrease with the Funds’ recent growth and that such growth benefited the Funds’ shareholders.  The Board also noted that the Advisor has a contractual fee cap agreement in place through August 30, 2010 that limits the total annual fund operating expenses (including 12b-1 fees) to 1.47% for the Value Fund and 1.10% for the Income Fund.  The Board also noted that the Advisor has been waiving most of the management fee for the Income Fund and agreed that the total expense ratio was reasonable in light of the size of the Income Fund.  The Board concluded that the fees paid to the Advisor were reasonable.

As to the Advisor’s profitability, the Board reviewed the information in the report regarding profitability, noting that the Advisor’s operating margin for the current year as a percentage appeared to have increased over last year, but was not excessive when considered either as a dollar amount or percentage of the management fees.  The Board further noted that past losses incurred by the Advisor should be taken into account.  The Board also noted that the Advisor has made investments from its profits in marketing the Funds and those investments have benefited shareholders. Overall, following discussion, the Board concluded that the Advisor’s profitability was not excessive.  As for economies of scale and whether fee levels reflect those economies of scale, these were not factors considered relevant by the Board because of the small size of the Funds.  However, the Board noted that the Advisor would consider passing on economies of scale to shareholders in the future.

The Board reviewed written materials from the Advisor and had evaluated the Advisor on various criteria, including performance, fees and expenses, nature and quality the services provided by the Advisor, profitability, and the opportunities for economies of scale.   Based on their deliberations, it was the consensus of the Board that the Advisor compared favorably based on all five criteria, and upon motion duly made, the Board unanimously voted to renew the former agreement for another year and to approve the new management agreement.

1-800-746-3322

                 This report is provided for the general information of the shareholders of the Croft Value Fund and Croft Income Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 7, 2011

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date January 7, 2011

* Print the name and title of each signing officer under his or her signature.